CONVERTIBLE NOTES - 2023 and 2024 Convertible Notes (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands								1 Months Ended	12 Months Ended
	Jun. 25, 2024 USD ($)	Feb. 22, 2024 shares	Nov. 11, 2023 USD ($)	May 30, 2023 USD ($)	Apr. 28, 2023 CNY (¥)	Jun. 08, 2022	Nov. 29, 2021	Jan. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Jun. 24, 2024 USD ($)	Apr. 28, 2023 $ / shares
CONVERTIBLE NOTES
Term of the debt instrument						5 years	1 year
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]						us-gaap:PrimeRateMember			us-gaap:PrimeRateMember	us-gaap:PrimeRateMember
Changes in fair values of exchangeable notes due to the instrument- specific credit risk									$ (2,901)	$ 1,670	$ 33
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk									(7,985)	4,448	13,162
2023 Convertible notes
CONVERTIBLE NOTES
Issuance of convertible notes									9,500	25,297
Payment of partial redemption price										5,648
Impact of instrument-specific credit risk upon redemption									12
Changes in fair value of the convertible notes									337	628	0
Changes in fair values of exchangeable notes due to the instrument- specific credit risk									0	12	0
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk									337	616	$ 0
Pre-IPO Notes
CONVERTIBLE NOTES
Principal amount of debt agreed to issue										$ 23,500
Term of the debt instrument										1 year
Additional term of debt instrument										6 months
Cash consideration for agreed subscription of notes										$ 9,500
Aggregate principal amount of loan								$ 9,500		$ 14,000
Issuance of convertible notes								$ 9,500
Interest rate										8.00%
Conversion price of convertible notes (in RMB per share) | $ / shares										$ 10
Momenta Note
CONVERTIBLE NOTES
Aggregate principal amount of loan | ¥					¥ 80,000
Interest rate					8.00%
Conversion price of convertible notes (in RMB per share) | $ / shares													$ 10
Threshold number of business days after the maturity date for redemption					1 year
Percentage of redemption price on principal amount					50.00%
Payment of partial redemption price			$ 5,648
Momenta Note | Ningbo Robotics
CONVERTIBLE NOTES
Aggregate principal amount of loan				$ 11,297
Percentage of equity interest to be acquired				40.00%
Cash Consideration upon Acquisition of Equity Interest				$ 80,000
Momenta Note | Lotus Technology Inc | Lotus E V
CONVERTIBLE NOTES
Conversion to ordinary shares (in shares) | shares		577,456						577,456
2024 Convertible Notes
CONVERTIBLE NOTES
Issuance of convertible notes									109,784
Variable interest rate	3.35%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Changes in fair value of the convertible notes									4,126
Changes in fair values of exchangeable notes due to the instrument- specific credit risk									1,664
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk									$ 5,790
2024 Convertible Notes | Geely HK
CONVERTIBLE NOTES
Aggregate principal amount of loan	$ 54,880											$ 54,904